Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 vessel segment MaintenanceAndSafety
Segment Reporting Information [Line Items]
Number of reportable segments | segment	6
Number of chartered conventional tankers	2
Number of vessels	1
Number of Tankers in Time-Charter-out Contract	1
Units for Maintenance and Safety [Member]
Segment Reporting Information [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety	1